Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	£ 4,686	£ 3,960
Property, plant and equipment	1,281	1,109
Deferred tax asset	34	46
Total non-current assets	6,001	5,115
Current assets
Prepayments, accrued income and other receivables	5,065	4,710
Current income tax receivable	8,140	8,481
Cash and cash equivalents	100,678	51,962
Total current assets	113,883	65,153
Total assets	119,884	70,268
Capital and reserves
Share capital and share premium	142,937	80,840
Other reserves	65,740	62,737
Accumulated deficit	(98,403)	(80,055)
Total equity attributable to equity holders of the Company	110,274	63,522
Non-current liabilities
Provisions	46	26
Lease liabilities	441	538
Total non-current liabilities	487	564
Current liabilities
Trade payables	4,190	2,412
Payroll taxes and social security	138	160
Lease liabilities	278	268
Accrued expenditure	4,517	3,342
Total current liabilities	9,123	6,182
Total liabilities	9,610	6,746
Total equity and liabilities	£ 119,884	£ 70,268